Statement of Operations and Comprehensive Loss (Parenthetical) - shares	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities	0		0
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities		225,000
Over-Allotment Option [Member] | D T Cloud Acquisition Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Antidilutive securities		225,000